Debt	6 Months Ended
Jul. 02, 2011
Debt Disclosure [Abstract]
Debt
Debt
Current Debt Structure
Notes Sold
On June 2, 2011, Tupperware Brands Corporation (the “Company”) completed the sale of $400 million in aggregate principal amount of 4.750% Senior Notes due June 1, 2021 (the “Notes”) at an issue price of 98.989%, pursuant to a purchase agreement, dated as of May 25, 2011, that included the Company and its wholly-owned subsidiary, Dart Industries Inc. (the “Guarantor”).
The Notes were issued under an Indenture, dated as of June 2, 2011 (the “Indenture”), between the Company, the Guarantor and Wells Fargo Bank, N.A. (the “Trustee”). As security for its obligations under the guarantee for the Notes, the Guarantor has granted a security interest in certain "Tupperware" trademarks and service marks. The guarantee and the lien securing the guarantee may be released under certain circumstances specified in the Indenture.
Prior to March 1, 2021, the Company may redeem the Notes, at its option, at a redemption price equal to 100% of the principal amount to be redeemed, accrued interest and a make-whole premium equal to the present value of the remaining scheduled payments of principal and interest. In determining the present value of the remaining scheduled payments, such payments shall be discounted to the redemption date using a discount rate equal to the Treasury Rate (as defined in the Indenture) plus 0.3%. On or after March 1, 2021, the redemption price will equal 100% of the principal amount of the Notes to be redeemed.
The Indenture includes covenants which, subject to certain exceptions, limit the ability of the Company and its subsidiaries to, among other things, (i) incur indebtedness secured by liens on real property, (ii) enter into sale and leaseback transactions, (iii) consolidate or merge with another entity, or sell or transfer all or substantially all of their properties and assets, and (iv) sell the capital stock of the Guarantor. In addition, upon a change of control, as defined in the Indenture, the Company may be required to make an offer to repurchase the Notes at 101% of their principal amount, plus accrued and unpaid interest. The Indenture also contains customary events of default. These restrictions are not expected to impact the Company's operations.
The Notes were initially sold to qualified institutional buyers in transactions pursuant to Rule 144A under the Securities Act of 1933. In connection with the sale, the Company and the Guarantor entered into a registration rights agreement with the Initial Purchasers (the “Registration Rights Agreement”). Pursuant to the Registration Rights Agreement, the Company and the Guarantor have agreed to file with the Securities and Exchange Commission by November 29, 2011 a registration statement to offer to exchange the Notes for registered notes substantially identical to the Notes (except that the registered notes will not be subject to the additional interest provisions or restrictions on ownership or transfer that the Notes are), to use commercially reasonable efforts to cause such registration statement to be declared effective by December 29, 2011 and to consummate the exchange offer by February 27, 2012. If the Company and the Guarantor fail to comply with their obligations under the Registration Rights Agreement, the Company would be required to pay additional interest with respect to the Notes.
Credit Agreement
Also on June 2, 2011, the Company and its wholly owned subsidiary Tupperware International Holdings B.V. (the “Subsidiary Borrower”), entered into a multicurrency Credit Agreement (the “Credit Agreement”) with a consortium of lenders led by JPMorgan Chase Bank, N.A. as administrative agent (the “Administrative Agent”). The Credit Agreement makes available to the Company and the Subsidiary Borrower a committed five-year credit facility in an aggregate amount of $450 million (the “Facility Amount”). The Credit Agreement provides (i) a revolving credit facility, available up to the full amount of the Facility Amount, (ii) a letter of credit facility, available up to $50 million of the Facility Amount, and (iii) a swingline facility, available up to $50 million of the Facility Amount. Each of such facilities is fully available to the Company and is available to the Subsidiary Borrower up to an aggregate amount not to exceed $225 million. The Company is permitted to increase, on up to three occasions, the Facility Amount by a total of up to $200 million (for a maximum aggregate Facility Amount of $650 million), subject to certain conditions. As of July 2, 2011, the Company had no borrowings outstanding under its $450 million Credit Agreement.
Loans made under the revolving credit facility, depending on the contemplated length of the borrowing, generally bear interest in reference to the London interbank offered rate ("LIBOR") for the applicable currency and interest period, plus a margin. The applicable margin is determined by reference to a pricing schedule based upon the ratio (the “Consolidated Leverage Ratio”) of the consolidated funded indebtedness of the Company and its subsidiaries to the consolidated EBITDA (as defined in the Credit Agreement) of the Company and its subsidiaries for the four (4) fiscal quarters then most recently ended. As of July 2, 2011, the Credit Agreement dictated a spread of 150 basis points, which would have given the Company an interest rate of about 1.75% on borrowings under the Credit Agreement, assuming a 3-month USD LIBOR base borrowing rate had been selected by the Company.
The Credit Agreement contains customary covenants that, among other things, generally restrict the Company's ability to incur subsidiary indebtedness, create liens on and sell assets, engage in liquidation or dissolutions, engage in mergers or consolidations, or change lines of business. These covenants are subject to significant exceptions and qualifications. The agreement also has customary financial covenants related to interest coverage and leverage. These restrictions are not expected to impact the Company's operations.
The Guarantor has agreed to unconditionally guarantee all obligations and liabilities of the Company and the Subsidiary Borrower relating to this Credit Agreement through a security interest in certain "Tupperware" trademarks and service marks.
Use of Proceeds
In connection with the closing of the Credit Agreement, the company terminated its Credit Facility dated September 28, 2007 (the "Old Credit Facility"). The net proceeds from the issuance of the notes, along with borrowings under the new Credit Agreement were used to repay all of the Company's $405 million outstanding term loans under the Old Credit Facility. As a result of the termination of the Old Credit Facility, the Company recorded a loss on the extinguishment of debt of $0.9 million of unamortized debt issuance costs, as well as an additional $18.9 million in interest expense reclassified from other comprehensive loss as hedges under related interest rate swaps became ineffective. As a result of the Notes offering and the execution of the new Credit Agreement, the Company incurred costs of $5.8 million of which $0.2 million were expensed and $5.6 million were capitalized as deferred finance costs. As of July 2, 2011, there were no borrowings outstanding on the $450 million committed line of credit.
At July 2, 2011, the Company had $562 million of unused lines of credit, including $447 million under the committed, secured $450 million Credit Agreement and $115 million available under various uncommitted lines around the world.
Prior Debt Structure
Prior to its termination in connection with the signing of the new Credit Agreement, the Old Credit Facility consisted of an $800 million five-year senior secured agreement consisting of a $200 million revolving credit facility and originally $600 million in term loans. There were $405 million in outstanding term loans at the date of termination. The interest rate charged on outstanding borrowings under the old revolving credit facility was a floating LIBOR base rate plus an applicable margin. Although the Old Credit Facility was a floating rate debt instrument, the Company was required to maintain at least 40 percent of the term loans outstanding at fixed rates, which was achieved through the use of interest rate swaps, as further discussed in Note 11 to the Consolidated Financial Statements. As of the date the Old Credit Facility was terminated, $325 million of the term loans had been swapped to fixed interest rates. The Old Credit Facility, which dictated a contractual spread of 62.5 basis points at its termination, combined with the swap agreements, gave the Company an all-in effective rate of about 4.5 percent percent on the previous term loans.